Capital Leased Assets and Capital Lease Obligations (Details Narrative) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2015
Capital Leased Assets And Capital Lease Obligations Details Narrative
Capital lease obligations, Gross	$ 226,499
Capital lease obligation maturity	2024
Interest expense incurred on capital leases	$ 8,177	$ 8,615
Capital leased assets [Abstract]:
Sale Leaseback Transaction, Other Information

The newbuild vessels MSC Azov, MSC Ajaccio and MSC Amalfi. Upon the delivery of each vessel, the Company agreed with a financial institution to refinance the then outstanding balance of the loans relating to these vessels, by entering into a ten-year sale and leaseback transaction for each vessel upon their respective deliveries.

Vessel's sale and leaseback price	$ 85,572
Prepaid lease rentals	40,811		$ 49,817	$ 45,793
Net settlements of interest rate swaps qualifying for cash flow hedge			$ 6,604
Capital leased assets	256,716
Capital leased assets, depreciation	3,770	$ 3,759
Capital leased assets	$ 239,196			$ 242,966